CONTRACT AND OTHER DEFERRED ASSETS & CONTRACT LIABILITIES AND DEFERRED INCOME - Schedule of Contract Liabilities and Deferred Income (Details) - USD ($) $ in Millions	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Capitalized Contract Cost [Line Items]
Current deferred income	$ 339	$ 361	$ 320
Contract liabilities and current deferred income	15,919	15,074	11,840
Non-current deferred income	195	173	296
Total contract liabilities and deferred income	16,115	15,247	12,136
Services
Capitalized Contract Cost [Line Items]
Service agreement liabilities	1,804	1,810	1,674
Equipment
Capitalized Contract Cost [Line Items]
Service agreement liabilities	13,777	12,903	9,846
Power
Capitalized Contract Cost [Line Items]
Current deferred income	11	20	13
Contract liabilities and current deferred income	7,795	7,562	6,176
Non-current deferred income	45	48	103
Total contract liabilities and deferred income	7,839	7,610	6,279
Power | Services
Capitalized Contract Cost [Line Items]
Service agreement liabilities	1,804	1,810	1,674
Power | Equipment
Capitalized Contract Cost [Line Items]
Service agreement liabilities	5,980	5,732	4,489
Wind
Capitalized Contract Cost [Line Items]
Current deferred income	207	228	208
Contract liabilities and current deferred income	5,341	5,047	4,088
Non-current deferred income	122	90	139
Total contract liabilities and deferred income	5,463	5,137	4,227
Wind | Services
Capitalized Contract Cost [Line Items]
Service agreement liabilities	0	0	0
Wind | Equipment
Capitalized Contract Cost [Line Items]
Service agreement liabilities	5,134	4,819	3,880
Electrification
Capitalized Contract Cost [Line Items]
Current deferred income	120	113	99
Contract liabilities and current deferred income	2,784	2,465	1,576
Non-current deferred income	29	35	54
Total contract liabilities and deferred income	2,813	2,500	1,630
Electrification | Services
Capitalized Contract Cost [Line Items]
Service agreement liabilities	0	0	0
Electrification | Equipment
Capitalized Contract Cost [Line Items]
Service agreement liabilities	$ 2,664	$ 2,352	$ 1,477